Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 9) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	R$ 14,852
Less Than 1 Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	3,438
One To Three Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	168
Three Months To One Year [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	767
One To Five Years [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	3,016
Over Five Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	7,463
Suppliers [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	3,362
Suppliers [Member] | Less Than 1 Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	3,356
Suppliers [Member] | One To Three Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	0
Suppliers [Member] | Three Months To One Year [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	6
Suppliers [Member] | One To Five Years [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	0
Suppliers [Member] | Over Five Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	0
Lease liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	R$ 11,490
Lease liabilities [Member] | Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
Interest on expected undiscounted settlement values of liabilities	4.35%
Lease liabilities [Member] | Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
Interest on expected undiscounted settlement values of liabilities	15.55%
Lease liabilities [Member] | Less Than 1 Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	R$ 82
Lease liabilities [Member] | One To Three Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	168
Lease liabilities [Member] | Three Months To One Year [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	761
Lease liabilities [Member] | One To Five Years [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	3,016
Lease liabilities [Member] | Over Five Month [Member]
Disclosure of fair value measurement of liabilities [line items]
Undiscounted settlement values	R$ 7,463